OTHER LIABILITIES - Contract Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Advances from customers
Movement in contract liabilities [Roll Forward]
At December 31, 2024	€ 547,345	€ 510,625
Additional amounts arising during the period	1,617,385	981,694
Amounts recognized within revenue	(1,396,290)	(945,687)
Other changes	205	713
At December 31, 2025	768,645	547,345
Maintenance and power warranty programs
Movement in contract liabilities [Roll Forward]
At December 31, 2024	300,599	262,644
Additional amounts arising during the period	151,702	136,420
Amounts recognized within revenue	(111,695)	(98,393)
Other changes	173	(72)
At December 31, 2025	€ 340,779	€ 300,599